Segmental Reporting	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Segmental Reporting
Note 28 - Segmental Reporting

A.	General

Operating segments are identified based on the internal reports regarding the components of the Company, which are routinely reviewed by the Group’s Chief Operational Decision Maker for the purpose of allocating resource and assessing the performance of operating segments. The set of reports which are submitted to the Group’s Chief Operating Decision Maker, for the purpose of allocating resources and assessing the performance of operating resources, is based on an evaluation of certain solar power systems located in Israel as fixed asset items, which generate electricity revenues, and not as a contract asset under concession arrangement.

The Chief Operation Decision Maker (CODM) reviews the group’s results by segmenting them into three business units: MENA (Middle East and North Africa), Europe, the US.

Presented below are details regarding the Company’s operating segments, in accordance with IFRS 8:

MENA segment -	Produces its revenue from the sale of the electricity which is produced through solar energy and wind energy in the Middle East and North Africa (MENA).

Europe segment -	Produces its revenue from the sale of the electricity which is produced through wind energy and solar energy in Europe.

U.S.A segment -	Produces its revenue and income from the sale of the electricity which is produced through solar energy in the United States, mostly at fixed tariffs over extended periods and from tax benefits.

Others -
Produces its revenue mostly from management services to projects in stages of development, construction or operation, and from construction services for projects. None of the above meets the quantitative thresholds for determining reportable segment.

The results of the segments are measured based on the Company’s segment adjusted EBITDA which is the Operating Profit adjusted to add the repayments of contract asset under concession agreements, depreciation and amortization, share-based compensation expenses, and non-recurring events attributed to the Company’s reportable segments. For the purposes of calculating adjusted EBITDA, compensation for inadequate performance of goods and services procured by the Company are included in other income, net. Compensation for inadequate performance of goods and services reflects the profits the Company would have generated under regular operating conditions and is therefore included in adjusted EBITDA. With respect to gains or losses from asset disposals, the Company sells parts of or the entirety of selected renewable project assets from time to time, and therefore includes realized gains or losses from these asset disposals in adjusted EBITDA. In the case of partial assets disposals, adjusted EBITDA includes only the actual consideration less the book value of the assets sold.

B.	Segmental revenues and results

	For the year ended December 31, 2025
	MENA	Europe	USA	Total reportable segments	Others	Adjustments	Total
	USD in thousands
Revenues	222,388	199,763	64,911	487,062	1,534	-	488,596
Tax benefits	-	-	93,668	93,668	-	-	93,668
External revenues and income	222,388	199,763	158,579	580,730	1,534	-	582,264
Inter-segment revenues	-	-	-	-	4,551	(4,551)	-
Total revenues and income	222,388	199,763	158,579	580,730	6,085	(4,551)	582,264

Cost of sales (**)	65,784	45,463	17,206	128,453	5,466	462	134,381

Segment adjusted EBITDA	189,304	159,015	142,567	490,886	1,034	-	491,920

Reconciliations of unallocated amounts:
Headquarter costs (*)							(54,135)
Intersegment profit							188
Depreciation and amortization and share-based compensation							(160,392)
Gains from projects disposals							54,597
Operating profit							332,178
Finance income							40,851
Finance expenses							(164,730)
Share in the losses of equity accounted investees							(3,722)
Profit before income taxes							204,577

(*) Including general and administrative and development expenses (excluding depreciation and amortization and share-based compensation).

(**) Excluding depreciation and amortization.

	For the year ended December 31, 2024
	MENA	Europe	USA	Total reportable segments	Others	Adjustments	Total
	USD in thousands
Revenues	155,693	197,143	15,748	368,584	9,351	-	377,935
Tax benefits	-	-	20,860	20,860	-	-	20,860
External revenues and income	155,693	197,143	36,608	389,444	9,351	-	398,795
Inter-segment revenues	-	-	-	-	5,569	(5,569)	-
Total revenues and income	155,693	197,143	36,608	389,444	14,920	(5,569)	398,795

Cost of sales (**)	29,792	35,450	4,957	70,199	9,470	1,027	80,696

Segment adjusted EBITDA	123,724	165,385	33,539	322,648	4,141	-	326,789

Reconciliations of unallocated amounts:
Headquarter costs (*)							(37,774)
Intersegment profit							100
Depreciation and amortization and share-based compensation							(117,249)
Other incomes not attributed to segments							3,669
Operating profit							175,535
Finance income							20,439
Finance expenses							(107,844)
Share in the losses of equity accounted investees							(3,350)
Profit before income taxes							84,780

(*) Including general and administrative and development expenses (excluding depreciation and amortization and share-based compensation).

(**) Excluding depreciation and amortization.

	For the year ended December 31, 2023
	MENA	Europe	USA	Total reportable segments	Others	Adjustments	Total
	USD in thousands
Revenues	67,687	177,471	2,274	247,432	8,270	-	255,702
Tax benefits	-	-	5,440	5,440	-	-	5,440
External revenues and income	67,687	177,471	7,714	252,872	8,270	-	261,142
Inter-segment revenues	-	-	-	-	9,074	(9,074)	-
Total revenues and income	67,687	177,471	7,714	252,872	17,344	(9,074)	261,142

Cost of sales (**)	13,204	31,670	778	45,652	12,888	(5,746)	52,794

Segment adjusted EBITDA	71,350	150,677	12,133	234,160	3,035	-	237,195

Reconciliations of unallocated amounts:
Headquarter costs (*)							(30,434)
Intersegment profit							1,587
Repayment of contract asset under concession arrangements							(14,120)
Depreciation and amortization and share-based compensation							(70,766)
Other incomes not attributed to segments							34,681
Operating profit							158,143
Finance income							36,799
Finance expenses							(68,143)
Share in the losses of equity accounted investees							(330)
Profit before income taxes							126,469

(*) Including general and administrative and development expenses (excluding depreciation and amortization and share-based compensation).

(**) Excluding depreciation and amortization.